Fair Value, Assets and Liabilities, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trading debt securities [Member]
Assets:
Balance, beginning of period	$ 241	$ 241	$ 173	$ 223
Net gains (losses)		(72)	7	(53)
Purchases		218	518	600
Sales		(186)	(448)	(589)
Settlements		(6)	(12)	(12)
Transfers into Level 3		22	34	115
Transfers out of Level 3		(32)	(31)	(111)
Balance, end of period		185	241	173
Net unrealized gains (losses) related to assets and liabilities held at period end		(73)	(8)	(36)
Available-for-sale debt securities [Member]
Assets:
Balance, beginning of period	186	186	2,994	1,565
Net gains (losses)		(36)	21	(34)
Purchases		327	809	43
Sales		(26)	(112)	(68)
Settlements		(25)	(278)	(263)
Transfers into Level 3		460	353	2,255
Transfers out of Level 3		(610)	(3,601)	(504)
Balance, end of period		276	186	2,994
Net unrealized gains (losses) related to assets and liabilities held at period end		(10)	(4)	1
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) included in other comprehensive income		(37)	41	0
Net unrealized gains (losses) related to assets and liabilities held at period end and included in other comprehensive income		(9)	(1)	57
Loans held for sale [Member]
Assets:
Balance, beginning of period	1,033	1,033	1,234	1,214
Net gains (losses)		(252)	(25)	(96)
Purchases		389	477	1,312
Sales		(391)	(534)	(586)
Settlements		(207)	(377)	(323)
Transfers into Level 3		237	394	1,927
Transfers out of Level 3		(16)	(136)	(2,214)
Balance, end of period		793	1,033	1,234
Net unrealized gains (losses) related to assets and liabilities held at period end		(170)	(26)	(38)
Mortgage servicing rights [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period	6,920	6,920	6,125	11,517
Net gains (losses)		2,001	(842)	(7,068)
Purchases		1,003	1,645	1,707
Sales		(614)	(8)	(32)
Settlements		0	0	1
Transfers into Level 3		0	0	0
Transfers out of Level 3		0	0	0
Balance, end of period		9,310	6,920	6,125
Net unrealized gains (losses) related to assets and liabilities held at period end		3,254	1,170	(4,693)
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(297)	(297)	171	(60)
Net gains (losses)		(3,320)	(555)	1,695
Purchases		19	3	8
Sales		(18)	(3)	3
Settlements		1,833	116	(1,471)
Transfers into Level 3		(1,035)	(233)	0
Transfers out of Level 3		(997)	204	(4)
Balance, end of period		(3,815)	(297)	171
Net unrealized gains (losses) related to assets and liabilities held at period end		(1,818)	(377)	326
Derivative [Member] | Interest rate contracts [Member]
Assets and Liabilities:
Balance, beginning of period	127	127	446	214
Net gains (losses)		(3,280)	27	2,074
Purchases		0	0	0
Sales		0	0	0
Settlements		994	(340)	(1,842)
Transfers into Level 3		(435)	(5)	0
Transfers out of Level 3		12	(1)	0
Balance, end of period		(2,582)	127	446
Net unrealized gains (losses) related to assets and liabilities held at period end		(2,073)	(75)	334
Derivative [Member] | Equity contracts [Member]
Assets and Liabilities:
Balance, beginning of period	(429)	(429)	(314)	(269)
Net gains (losses)		28	(468)	(316)
Purchases		0	0	0
Sales		(9)	0	0
Settlements		721	379	298
Transfers into Level 3		(584)	(228)	(22)
Transfers out of Level 3		(969)	202	(5)
Balance, end of period		(1,242)	(429)	(314)
Net unrealized gains (losses) related to assets and liabilities held at period end		271	(266)	(19)
Derivative [Member] | Equity contracts [Member] | Nonmarketable equity securities [Member]
Assets and Liabilities:
Transfers out of Level 3	1,400
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	5	5	39	(5)
Net gains (losses)		(68)	(114)	(63)
Purchases		19	3	8
Sales		(9)	(3)	3
Settlements		118	77	73
Transfers into Level 3		(16)	0	22
Transfers out of Level 3		(40)	3	1
Balance, end of period		9	5	39
Net unrealized gains (losses) related to assets and liabilities held at period end		(16)	(36)	11
Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	8,910	8,910	9,233	7,850
Net gains (losses)		4	(267)	1,369
Purchases		1	1	2
Sales		(2)	(68)	0
Settlements		0	0	0
Transfers into Level 3		3	11	23
Transfers out of Level 3		(8,896)	0	(11)
Balance, end of period		20	8,910	9,233
Net unrealized gains (losses) related to assets and liabilities held at period end		$ (2)	$ (316)	$ 1,370
Securities [Member] | Nonmarketable equity securities [Member]
Assets:
Transfers out of Level 3	$ 8,900